Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 1,681	[1]	$ 1,720	[1],[2]	$ 4,070	[2]
Accrued vendor and other expenses	1,382		3,712		1,277
Accrued expenses and other current liabilities	$ 3,063		$ 5,432		$ 5,347

[1]	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 11).
[2]	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 14).